Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision using statutory federal income tax rate	$ 2,452	$ 3,513	$ 3,300
Effect of bond and loan tax-exempt income	(128)	(251)	(241)
Interest expense associated with carrying certain tax exempt bonds and loans	5	6	5
Bank owned life insurance income	(71)	(121)	(94)
Other	5	83	(1)
Total income tax provision	$ 2,263	$ 3,230	$ 2,969